SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable, Net, Estimated Useful life of assets, Goodwill and impairment of long-lived assets other than goodwill,Inventories & Investment in Trading Securities (Details) - USD ($)
	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Significant Accounting Policies [Line Items]
Allowance for uncollectible balances amounted	$ 1,380,161	$ 65,335
Impairment on inventory	0	0
Gain from investment in trading securities	201,051
Goodwill impairment	5,621,467
Impairment of intangible assets	384,492	0	$ 0
Impairment of fixed assets	$ 173,799	$ 0	$ 0
Terminal Growth Rate	3.00%
Weighted average cost of capital	20.00%
Fair value of Estimated Future Development Costs	$ 31,701,250
Carrying Value For Development Cost	$ 37,322,717
Minimum
Significant Accounting Policies [Line Items]
Revenue Growth Rate	9.00%	30.00%
Maximum
Significant Accounting Policies [Line Items]
Revenue Growth Rate	50.00%	130.00%
Trade name
Significant Accounting Policies [Line Items]
Estimated useful life	9 years 7 months 6 days
Customer relationship
Significant Accounting Policies [Line Items]
Estimated useful life	6 years 2 months 12 days
Accounting software | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	4 years
Accounting software | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Financial and news platform
Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Impairment of intangible assets	$ 384,492
Furniture, fixtures and equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Furniture, fixtures and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Transportation vehicles | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Transportation vehicles | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	5 years